UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                     June 30, 2001

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Name:            Manulife Asset Management (US) LLC
Address:         101 Huntington Avenue
                 Boston, MA 02199

Form 13F File Number: 028-03673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

William Corson                    Boston, MA                   February 12, 2013
--------------                    ----------                   ----------------
[Signature]                       [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:                          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                      125

Form 13F Information Table Value Total:                  US $536,867 (thousands)


List of Other Included Managers:  NONE

                                                                                                              VOTING AUTHORITY
                                Title of  CUSIP      Value     Shares or   SH/  Put/  Investment  Other
Name of Issuer                  Class     Number     (x$1000)  Prn Amount  PRN  Call  Discretion  Manager  SOLE     SHARED  NONE
ABBOTT LABS                     COM       002824100   6,089    117,100     SH         SOLE                  47,480  0        69,620
AFLAC INC COM                   COM       001055102  11,898    402,357     SH         SOLE                 149,132  0       253,225
AIR PRODS & CHEMS INC           COM       009158106   3,754     91,000     SH         SOLE                       0  0        91,000
ALBERTSONS INC COM              COM       013104104     267      7,984     SH         SOLE                   7,630  0           354
ALLTEL CORP COM                 COM       020039103   4,783     75,740     SH         SOLE                  43,415  0        32,325
AMERICAN GEN CORP COM           COM       026351106     468     10,200     SH         SOLE                   9,540  0           660
AMERICAN HOME PRODS C           COM       026609107  14,589    241,626     SH         SOLE                  88,807  0       152,819
AMERICAN INTL GROUP I           COM       026874107  11,973    145,216     SH         SOLE                  51,405  0        93,811
ANADARKO PETE CORP CO           COM       032511107   2,286     40,000     SH         SOLE                       0  0        40,000
ANHEU USCH COS INC              COM       035229103   2,050     46,532     SH         SOLE                   6,532  0        40,000
AOL TIME WARNER                 COM       00184A105   1,996     42,475     SH         SOLE                  30,085  0        12,390
AT&T CORP COM                   COM       001957109     390     18,807     SH         SOLE                   2,202  0        16,605
AUTOMATIC DATA PROCES           COM       053015103   7,454    154,204     SH         SOLE                  64,720  0        89,484
AVERY DENNISON CORP             COM       053611109   2,405     46,900     SH         SOLE                     150  0        46,750
BANK AMER CORP COM              COM       060505104   2,401     37,841     SH         SOLE                  14,025  0        23,816
BANK NEW YORK INC               COM       064057102     271      6,000     SH         SOLE                       0  0         6,000
BARD, C R INC                   COM       067383109     341      5,800     SH         SOLE                   5,800  0             0
BAXTER INTL INC                 COM       071813109  20,477    420,222     SH         SOLE                 143,910  0       276,312
BECTON DICKINSON & CO           COM       075887109     349     10,400     SH         SOLE                  10,400  0             0
BELLSOUTH CORP                  COM       079860102   3,568     87,011     SH         SOLE                   4,335  0        82,676
BEMIS INC COM                   COM       081437105   2,963     67,224     SH         SOLE                   2,530  0        64,694
BP AMOCO P L C ADR SP           COM       055622104     238      4,787     SH         SOLE                     492  0         4,295
BRISTOL MYERS SQUIBB            COM       110122108   3,161     54,012     SH         SOLE                  21,007  0        33,005
CADBURY SCHWEPPES DEL           PFD       127207207     219      8,400     SH         SOLE                   5,000  0         3,400
CHESTER VY BANCORP IN           COM       166335109     635     45,214     SH         SOLE                   3,391  0        41,823
CHEVRON CORP                    COM       166751107  17,776    195,233     SH         SOLE                  61,340  0       133,893
CINTAS CORP COM                 COM       172908105     266      5,250     SH         SOLE                   5,250  0             0
CISCO SYS INC COM               COM       17275R102   4,122    203,579     SH         SOLE                  79,209  0       124,370
CITIGROUP INC COM               COM       172967101  19,673    385,358     SH         SOLE                 111,048  0       274,310
CLOROX CO COM                   COM       189054109     249      6,800     SH         SOLE                   6,800  0             0
COCA COLA CO                    COM       191216100   4,767    108,561     SH         SOLE                  70,275  0        38,286
COLGATE PALMOLIVE CO            COM       194162103   3,033     57,300     SH         SOLE                   4,200  0        53,100
COMPAQ COMPUTER CORP            COM       204493100   4,267    269,556     SH         SOLE                  69,411  0       200,145
CONOCO INC CL A                 COM       208251306     487     16,050     SH         SOLE                   3,400  0        12,650
CONOCO INC CL B                 COM       208251405   3,046     99,871     SH         SOLE                   1,905  0        97,966
CVS CORP COM                    COM       126650100     260      7,049     SH         SOLE                     849  0         6,200
DOLLAR GEN CORP COM             COM       256669102     188     10,538     SH         SOLE                   6,913  0         3,625
DONNELLEY R R & SONS            COM       257867101     239      8,000     SH         SOLE                   8,000  0             0
DOW CHEMICAL CORP               COM       260543103   2,932     80,098     SH         SOLE                       0  0        80,098
DU PONT E I DE NEMOUR           COM       263534109     488     11,430     SH         SOLE                   2,844  0         8,586
E M C CORP MASS COM             COM       268648102   1,014     49,561     SH         SOLE                  35,883  0        13,678
ECOLAB INC COM                  COM       278865100   1,541     38,650     SH         SOLE                     300  0        38,350
ELECTRONIC DATA SYS C           COM       285661104     325      5,159     SH         SOLE                       0  0         5,159
EMERSON ELEC CO                 COM       291011104   4,196     73,041     SH         SOLE                   4,370  0        68,671
EXXON MOBIL CORP COM            COM       30231G102  16,897    404,909     SH         SOLE                 122,627  0       282,282
FAMILY DLR STORES INC           COM       307000109   1,809     62,301     SH         SOLE                  43,081  0        19,220
FEDERAL HOME LN MTG C           COM       313400301   3,854     56,298     SH         SOLE                   1,298  0        55,000
FEDERAL NAT MORTGAGE            COM       313586109  19,242    227,953     SH         SOLE                  71,542  0       156,411
FIRST UN CORP COM               COM       337358105   1,569     44,269     SH         SOLE                  10,350  0        33,919
FIRSTSERVICE CORP SUB           COM       33761N109   1,286     58,460     SH         SOLE                  58,460  0             0
FLEETBOSTON FINL CORP           COM       339030108   8,959    232,711     SH         SOLE                  74,156  0       158,555
FLOWERS INDS INC                COM       343496105     232     14,000     SH         SOLE                  14,000  0             0
GANNETT INC DEL                 COM       364730101   2,229     32,785     SH         SOLE                   7,468  0        25,317
GENERAL ELEC CO                 COM       369604103  15,936    377,622     SH         SOLE                 108,025  0       269,597
GENERAL MLS INC COM             COM       370334104     282      6,400     SH         SOLE                   6,400  0             0
HALLIBURTON CO COM              COM       406216101   5,188    146,195     SH         SOLE                  33,100  0       113,095
HANNAFORD BROTHERS CO           COM       410550107     495      6,600     SH         SOLE                   6,600  0             0
HASBRO INC COM                  COM       418056107     233     14,400     SH         SOLE                  14,400  0             0
HEWLETT PACKARD CO CO           COM       428236103     690     26,626     SH         SOLE                   8,160  0        18,466
HOME DEPOT INC COM              COM       437076102   8,893    178,640     SH         SOLE                  31,928  0       146,712
HORMEL FOODS CORP COM           COM       440452100     302     12,000     SH         SOLE                  12,000  0             0
HOUGHTON MIFFLIN CO C           COM       441560109     330      5,500     SH         SOLE                   5,500  0             0
HOUSEHOLD INTL INC CO           COM       441815107   3,508     53,147     SH         SOLE                   8,100  0        45,047
I B M                           COM       459200101  14,570    133,915     SH         SOLE                  44,177  0        89,738
ILLINOIS TOOL WKS INC           COM       452308109   6,772    107,491     SH         SOLE                  69,435  0        38,056
INTEL CORP COM                  COM       458140100  10,475    326,221     SH         SOLE                 131,902  0       194,319
INTERPUBLIC GROUP COS           COM       460690100   7,664    269,303     SH         SOLE                 119,469  0       149,834
J P MORGAN CHASE & CO           COM       46625H100  14,271    328,070     SH         SOLE                  98,000  0       230,070
JOHNSON & JOHNSON               COM       478160104  17,923    336,958     SH         SOLE                 113,106  0       223,851
KIMBERLY CLARK CORP C           COM       494368103  14,447    234,712     SH         SOLE                  85,022  0       149,690
KRAFT FOODS INC CL A            COM       50075N104   1,874     60,540     SH         SOLE                       0  0        60,540
LEGGETT & PLATT INC C           COM       524660107     496     20,940     SH         SOLE                  20,140  0           800
LILLY, ELI AND COMPAN           COM       532457108     481      6,050     SH         SOLE                   4,600  0         1,450
LINCOLN NATL CORP COM           COM       534187109     256      5,000     SH         SOLE                   5,000  0             0
LOWES COS INC COM               COM       548661107  11,288    301,410     SH         SOLE                 171,560  0       129,850
LUCENT TECHNOLOGIES I           COM       549463107   1,823    288,981     SH         SOLE                  83,244  0       205,737
MARSH & MCLENNAN COS            COM       571748102     315      3,150     SH         SOLE                   3,150  0             0
MASCO CORP COM                  COM       574599106     424     16,415     SH         SOLE                  15,415  0         1,000
MBIA INC                        COM       55262C100     417      7,500     SH         SOLE                   7,500  0             0
MCDONALDS CORP                  COM       580135101     262      9,000     SH         SOLE                   8,400  0           600
MCGRAW-HILL COMPANIES           COM       580645109  12,503    207,925     SH         SOLE                  75,960  0       131,965
MEDTRONIC INC COM               COM       585055106   8,897    191,781     SH         SOLE                 102,085  0        89,696
MERCK & CO INC                  COM       589331107   2,816     41,537     SH         SOLE                   7,945  0        33,592
MERRILL LYNCH & CO IN           COM       590188108   4,344     76,393     SH         SOLE                  31,811  0        44,582
MICROSOFT CORP COM              COM       594918104   5,885     87,253     SH         SOLE                  12,768  0        74,485
MINNESOTA MNG & MFG C           COM       604059105   2,479     22,278     SH         SOLE                   2,410  0        19,868
MOLEX INC CL A                  COM       608554200     270      9,300     SH         SOLE                   2,250  0         7,050
MOLEX INC COM                   COM       608554101     951     26,699     SH         SOLE                   1,905  0        24,794
MORGAN STANLEY DEAN W           COM       617446448   2,233     35,450     SH         SOLE                     450  0        35,000
NOKIA CORP ADR SPONSO           COM       654902204   1,777     78,575     SH         SOLE                  52,062  0        26,513
NORTEL NETWORKS CORP            COM       656568102   1,005    125,175     SH         SOLE                  80,295  0        44,880
ORASURE TECHNOLOGIES            COM       68554V108   1,449    111,004     SH         SOLE                 111,004  0             0
PAYCHEX INC COM                 COM       704326107     439     11,250     SH         SOLE                  11,250  0             0
PEPSICO INC                     COM       713448108  12,780    287,513     SH         SOLE                 123,025  0       164,488
PFIZER INC                      COM       717081103   1,606     39,414     SH         SOLE                  25,547  0        13,867
PHILIP MORRIS COS INS           COM       718154107   5,479    119,525     SH         SOLE                  10,225  0       109,300
PITNEY BOWES INC                COM       724479100     330      8,100     SH         SOLE                   7,100  0         1,000
PNC FINANCIAL CORP              COM       693475105   8,787    131,097     SH         SOLE                  50,074  0        81,023
PROCTER & GAMBLE COMP           COM       742718109     935     13,086     SH         SOLE                   9,177  0         3,909
PROGRESSIVE CORP OHIO           COM       743315103     334      2,500     SH         SOLE                   2,500  0             0
QUESTAR CORP COM                COM       748356102   1,646     69,725     SH         SOLE                   1,000  0        68,725
ROHM & HAAS CO COM              COM       775371107   8,528    246,840     SH         SOLE                  72,160  0       174,680
ROYAL DUTCH PETE CO N           COM       780257804   6,781    118,549     SH         SOLE                  43,374  0        75,175
SARA LEE CORP COM               COM       803111103     269     13,600     SH         SOLE                  13,600  0             0
SBC COMMUNICATIONS IN           COM       78387G103  17,458    394,789     SH         SOLE                 198,135  0       196,654
SCHERING PLOUGH CORP            COM       806605101   2,216     56,900     SH         SOLE                   8,565  0        48,335
SUN MICROSYSTEMS INC            COM       866810104   1,871    102,960     SH         SOLE                  38,885  0        64,075
SYSCO CORP COM                  COM       871829107  11,635    423,106     SH         SOLE                 184,665  0       238,441
TARGET CORP COM                 COM       87612E106   1,927     50,669     SH         SOLE                  16,890  0        33,779
TEXAS INSTRS INC COM            COM       882508104   1,887     49,475     SH         SOLE                  35,290  0        14,185
TYCO INTL LTD NEW COM           COM       902124106   4,051     76,760     SH         SOLE                     580  0        76,180
U S BANCORP                     COM       902973304     631     26,517     SH         SOLE                   1,011  0        25,506
UNILEVER N V NEW YORK           COM       904784501     294      4,107     SH         SOLE                   4,107  0             0
UNITED TECHNOLOGIES C           COM       913017109   1,327     18,366     SH         SOLE                  18,366  0             0
UNUMPROVIDENT CORP CO           COM       91529Y106     227      8,000     SH         SOLE                   8,000  0             0
VERIZON COMMUNICATION           COM       92343V104   7,918    145,287     SH         SOLE                  27,042  0       118,245
WAL MART STORES INC             COM       931142103   2,189     39,095     SH         SOLE                  21,977  0        17,118
WALGREEN COMPANY                COM       931422109     448     12,600     SH         SOLE                  11,400  0         1,200
WELLS FARGO & CO NEW            COM       949746101  12,945    276,955     SH         SOLE                 102,879  0       174,076
WILEY JOHN & SONS INC           COM       968223206     272     13,440     SH         SOLE                       0  0        13,440
WILMINGTON TR CORP CO           COM       971807102     343      5,160     SH         SOLE                       0  0         5,160
WORLDCOM INC GA NEW C           COM       98157D106     938     64,072     SH         SOLE                  45,827  0        18,245
WRIGLEY WM JR CO COM            COM       982526105     522     10,300     SH         SOLE                   6,400  0         3,900
XCEL ENERGY INC COM             COM       98389B100   4,880    178,367     SH         SOLE                  75,812  0       102,555
XO COMMUNICATIONS INC           COM       983764101     779    490,059     SH         SOLE                 490,059  0             0